Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Foreign Currency Transactions

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the Federal Reserve:

	As of June 30,
	2026	2025	2024
RMB into US$ for balance sheet items, except for equity accounts	-	7.1636	7.2672
HKD into US$ for balance sheet items, except for equity accounts	7.8420	7.8499	7.8083
US$ into EUR for balance sheet items, except for equity accounts	1.1417	-	-

	For the years ended
	June 30
	2026	2025	2024
RMB into US$ for items in the consolidated statements of operations and comprehensive income,and cash flows	-	7.2143	7.2248
HKD into US$ for items in the consolidated statements of operations and comprehensive income,and cash flows	7.8118	7.7893	7.819
US$ into EUR for items in the consolidated statements of operations and comprehensive income,and cash flows	1.1665	-	-

Schedule of Estimated Useful Lives of Depreciable Properties	Depreciation expense includes the amortization of right-of-use (“ROU”) assets accounted for as finance leases. The estimated useful lives of depreciable properties are generally as follows:
Shorter of
3 years
Leasehold improvement	or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years